RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 10 – RELATED PARTY TRANSACTIONS

(a)	Names and Relationship of Related Parties:

Existing Relationship with the Company
Dr. Tang	Chairman and controlling shareholder of the Company
Shanghai Ossen Material Research Insititute Co., Ltd. (Formerly Shanghai Zhengfangxing Steel Co., Ltd.) (“Ossen Material Research”)	Under common control of Dr. Tang
Shanghai Ossen Investment Co., Ltd. (“SOI”)	Under common control of Dr. Tang
Shanghai Ossen Investment Holdings (Group) Co., Ltd. (“Ossen Shanghai)	Under common control of Dr. Tang and Dr. Tang is the President
Shanghai Pujiang Cable Co., Ltd. (“Shanghai Pujiang”)	Subsidiary of Ossen Shanghai since September 2010
Zhejiang Pujiang Cable Co., Ltd. (“Zhejiang Pujiang”)	Subsidiary of Shanghai Pujiang since December 2010

(b)	Summary of Balances with Related Party:

	December 31,
	2017	2016
Due to related party:
Ossen Material Research	$-	$3,886
	$-	$3,886

The balance of due to related party arises from the purchase of raw materials paid by Ossen Material Research on behalf of the Company.

	December 31,
	2017	2016
Due to shareholder:
Dr. Tang	$351,499	$307,499
	$351,499	$307,499

Dr. Tang is the chairman and controlling interest shareholder of the Company. From time to time, Dr. Tang paid operating expenses on behalf of the Company to assist with the Company’s cash needs for business purposes.

(c)	Summary of Related Party Transactions:

		December 31,
		2017	2016	2015

	Ossen Material Research provided guarantee for the bank loans borrowed by the Company	$-	$-	$5,186,623

	Ossen Material Research provided guarantee together with Ossen Shanghai and Dr. Tang for the short-term bank loans borrowed by the Company	$-	$-	$2,515,520

	Ossen Material Research provided guarantee together with Dr. Tang for the short-term bank loans borrowed by the Company	$-	$1,297,391	$4,159,157

Ossen Material Research	Ossen Material Research provided guarantee together with Shanghai Pujiang and Dr. Tang for the short-term bank loans borrowed by the Company	3,749,502	-	-

	Ossen Material Research provided guarantee together with Dr. Tang for the notes payable issued by the Company	4,897,310	-	-

	The Company provided guarantee for the short-term bank loans borrowed by Ossen Material Research	$18,824,034	$70,635,721	$32,348,999

	The Company provided guarantee for the notes payable issued by Ossen Material Research	$-	$-	$12,323,428

(c)	Summary of Related Party Transactions:

	Ossen Shanghai provided guarantee together with Ossen Material Research and Dr. Tang for the short-term bank loans borrowed by the Company	$-	$-	$2,515,520

Ossen Shanghai	The Company provided guarantee for the short-term bank loans borrowed by Ossen Shanghai	$-	$28,542,598	$7,702,143

	The Company provided guarantee for the notes payable issued by Ossen Shanghai	$-	$2,162,318	$1,540,429

	Shanghai Pujiang provided guarantee together with Ossen Material Research and Dr. Tang for the short-term bank loans borrowed by the Company	3,749,502	-	-

Shanghai Pujiang	The Company provided guarantee for the short-term bank loans borrowed by Shanghai Pujiang	$5,356,432	$59,824,131	$16,944,714

	The Company provided guarantee for the notes payable issued by Shanghai Pujiang	$-	$7,207,727	$34,081,982

Zhejiang Pujiang	The Company provided guarantee for the notes payable issued by Zhejiang Pujiang	$25,426,525	$-	$-

In accordance with ASC 810-10, “Consolidation”, the Company first evaluated that none of the related parties met the scope exceptions as outlined in the guidance. The Company then had to determine if it hold any variable interest in the related parties. The Company determined to have a variable interest in Shanghai Pujiang, Zhejiang Pujiang and Ossen Material Research because the Company guarantees $5,356,432 of the outstanding short term debt of Shanghai Pujiang, $25,426,525 of notes payable of Zhejiang Pujiang and $18,824,034 of the outstanding short term debt of Ossen Material Research. Next, the Company evaluated if Shanghai Pujiang, Zhejiang Pujiang or Ossen Material Research are variable interest entities. Using both qualitative and quantitative analysis, the Company does not have the power to direct Shanghai Pujiang, Zhejiang Pujiang and Ossen Material Research’s activities that significantly impact their economic performance and does not have the obligation to absorb losses or the right to receive benefits from the entities. Thus, the Company is not the primary beneficiary of Shanghai Pujiang, Zhejiang Pujiang and Ossen Material Research. As a result, the Company determined Shanghai Pujiang, Zhejiang Pujiang and Ossen Material Research were not variable interest entities that require consolidation as defined in ASC 810. The Company determined Dr. Tang to be the primary beneficiary of Shanghai Pujiang, Zhejiang Pujiang and Ossen Material Research because Dr. Tang is most closely associated with the Shanghai Pujiang, Zhejiang Pujiang and Ossen Material Research. Dr. Tang had the power to direct the activities of Shanghai Pujiang, Zhejiang Pujiang and Ossen Material Research that most significantly impact its economic performance and has the obligation to absorb losses of Shanghai Pujiang, Zhejiang Pujiang and Ossen Material Research that could potentially be significant or the right to receive benefits from the related parties that could potentially be significant.

The Company also evaluated the remaining related parties and affiliated entities under ASC 810 and because the Company does not guarantee the debt, the holders of the equity were at risk and therefore determined to be the primary beneficiary and these entities are not variable interest entities that require consolidation.